Leases - Leases in the consolidated balance sheets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases in the consolidated balance sheets
Balance at the beginning of the period	€ 4,325,115
Additions - depreciation	(703,999)	€ (700,276)
Impairment loss	(3,496)	(38,820)
Balance at the end of the period	4,129,888	4,325,115
Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	26,073
Balance at the end of the period	26,404	26,073
Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	3,976,769
Balance at the end of the period	3,897,766	3,976,769
Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	322,249
Balance at the end of the period	205,718	322,249
Advance Payments
Leases in the consolidated balance sheets
Balance at the beginning of the period	24
Balance at the end of the period		24
Gross carrying amount
Leases in the consolidated balance sheets
Balance at the beginning of the period	5,056,012	4,276,533
Foreign currency translation	(411,352)	73,689
Changes in consolidation group	(13,761)	(334)
Additions	891,980	719,598
Reclassifications	(35,762)	33,588
Disposals	(43,920)	(47,062)
Balance at the end of the period	5,443,197	5,056,012
Gross carrying amount | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	30,575	28,717
Foreign currency translation	(2,240)	447
Changes in consolidation group	(24)	(14)
Additions	6,384	2,300
Reclassifications	98	512
Disposals	(283)	(1,387)
Balance at the end of the period	34,510	30,575
Gross carrying amount | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	4,590,695	3,840,380
Foreign currency translation	(375,099)	65,603
Changes in consolidation group	(12,391)	(3,577)
Additions	851,392	694,031
Reclassifications	(613)	15,074
Disposals	(36,199)	(20,816)
Balance at the end of the period	5,017,785	4,590,695
Gross carrying amount | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	434,718	407,436
Foreign currency translation	(34,013)	7,639
Changes in consolidation group	(1,346)	3,257
Additions	34,066	23,243
Reclassifications	(35,189)	18,002
Disposals	(7,334)	(24,859)
Balance at the end of the period	390,902	434,718
Gross carrying amount | Advance Payments
Leases in the consolidated balance sheets
Balance at the beginning of the period	24
Additions	138	24
Reclassifications	(58)
Disposals	(104)
Balance at the end of the period		24
Accumulated depreciation / amortization / impairment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(730,897)
Foreign currency translation	92,583	1,641
Changes in consolidation group	5,411	1,877
Additions - depreciation	(703,999)	(700,276)
Impairment loss	(3,496)	(38,820)
Reclassifications	2,814	(25,482)
Disposals	24,275	30,163
Balance at the end of the period	(1,313,309)	(730,897)
Accumulated depreciation / amortization / impairment | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	(4,502)
Foreign currency translation	419	(14)
Changes in consolidation group	4	4
Additions - depreciation	(4,242)	(3,936)
Impairment loss		(134)
Reclassifications	16	(128)
Disposals	199	(294)
Balance at the end of the period	(8,106)	(4,502)
Accumulated depreciation / amortization / impairment | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	(613,926)
Foreign currency translation	77,935	1,364
Changes in consolidation group	5,319	1,768
Additions - depreciation	(604,493)	(581,081)
Impairment loss	(3,496)	(38,686)
Reclassifications	304	(3,424)
Disposals	18,338	6,133
Balance at the end of the period	(1,120,019)	(613,926)
Accumulated depreciation / amortization / impairment | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(112,469)
Foreign currency translation	14,229	291
Changes in consolidation group	88	105
Additions - depreciation	(95,264)	(115,259)
Reclassifications	2,494	(21,930)
Disposals	5,738	24,324
Balance at the end of the period	€ (185,184)	€ (112,469)